Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Accrued expenses - clinical trials	7,413	15,550
Trade payables and other accruals	4,226	4,484
Total trade and other payables	11,639	20,036

Schedule of Other Current Liabilities

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Tax liabilities	415	537
Payroll tax and other payroll liabilities	5,872	6,334
Other payables	714	672
Other current liabilities	7,000	7,543

Schedule of Deferred Income and Contract Liabilities

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Deferred income	50	61
Contract liabilities - Current	36,172	18,100
Deferred income and current contract liabilities	36,222	18,161

Schedule of Detailed Information About Refund Liabilities

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Non-current refund liabilities	4,105	27,778
Current refund liabilities	3,273	7,835
Refund liabilities	7,378	35,613